                                THE GALAXY FUND
                                   ("GALAXY")

                          GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                             GALAXY GROWTH FUND II
                        GALAXY INTERNATIONAL EQUITY FUND
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND
                          GALAXY LARGE CAP VALUE FUND
                          GALAXY LARGE CAP GROWTH FUND
                                 (THE "FUNDS")

               TRUST SHARES, RETAIL A SHARES AND RETAIL B SHARES

                         SUPPLEMENT DATED JULY 3, 2002
                  TO THE PROSPECTUSES DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUSES.

    On June 17, 2002, the Board of Trustees of Galaxy approved Agreements and Plans of Reorganization between Galaxy and each of Liberty-Stein Roe Funds Investment Trust, Columbia Growth Fund, Inc. and Columbia Special Fund, Inc. (collectively, the Liberty/Columbia Funds"), three investment companies that are advised by affiliates of Fleet Investment Advisors Inc., Galaxy's investment adviser. The Agreements and Plans of Reorganization, which provide for the reorganization of the Funds into corresponding portfolios of the Liberty/Columbia Funds, are subject to approval, with respect to those Agreements and Plans of Reorganization with Columbia Growth Fund, Inc. and Columbia Special Fund, Inc., by the respective Boards of Directors of the Columbia Growth Fund, Inc. and Columbia Special Fund, Inc. and will also be submitted to a vote of the shareholders of the Funds at a meeting to be held on or about October 18, 2002. If the Agreements and Plans of Reorganization are approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Funds will be transferred to similar portfolios of the Liberty/ Columbia Funds and the shareholders of the Funds will become shareholders of the Liberty/ Columbia Funds. Pursuant to the Agreements and Plans of Reorganization, if approved, each Fund would reorganize into the corresponding Liberty/Columbia Funds portfolio indicated below:

GALAXY FUND                                   CORRESPONDING LIBERTY/COLUMBIA FUND
Galaxy Asset Allocation Fund*                 Liberty Asset Allocation Fund
Galaxy Equity Income Fund                     Liberty Strategic Equity Fund
Galaxy Growth and Income Fund*                Liberty Growth & Income Fund II
Galaxy Strategic Equity Fund*                 Liberty Strategic Equity Fund
Galaxy Equity Value Fund*                     Liberty Equity Value Fund
Galaxy Equity Growth Fund*                    Liberty Equity Growth Fund
Galaxy Growth Fund II                         Columbia Special Fund
Galaxy International Equity Fund*             Liberty International Equity Fund
Galaxy Small Cap Value Fund*                  Liberty Small Cap Value Fund II
Galaxy Small Company Equity Fund*             Liberty Small Company Equity Fund
Galaxy Large Cap Value Fund                   Liberty Growth & Income Fund II
Galaxy Large Cap Growth Fund                  Columbia Growth Fund

* The investment policies of the Galaxy Fund are expected to continue following the proposed reorganization.

    A combined proxy statement and prospectus or proxy statement with respect to the proposed reorganization will be mailed to shareholders in advance of the meeting. If the Agreements and Plans of Reorganization are approved by shareholders, it is expected that the reorganization will occur in November 2002.

    It is expected that certain of the Funds will sell a portion of their portfolio securities prior to their reorganization with the Liberty/Columbia Funds and will distribute all of their realized capital gains to shareholders. These distributions will be taxable to shareholders, although some or all of the distributions may, in effect, be a return of capital for new investors. Investors should contact their tax advisers before investing.

    In connection with the proposed reorganization of the Funds, the Board of Trustees of Galaxy has suspended the sale of each Fund's shares to new investors effective as of the close of business on July 26, 2002. Existing shareholders of the Funds as of such date may continue to purchase shares of the Funds until the reorganization.

                                THE GALAXY FUND
                                   ("GALAXY")

                          GALAXY ASSET ALLOCATION FUND
                         GALAXY GROWTH AND INCOME FUND
                           GALAXY EQUITY GROWTH FUND
                        GALAXY INTERNATIONAL EQUITY FUND
                          GALAXY SMALL CAP VALUE FUND
                         GALAXY HIGH QUALITY BOND FUND
                                 (THE "FUNDS")

                       PRIME A SHARES AND PRIME B SHARES

                         SUPPLEMENT DATED JULY 3, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

    On June 17, 2002, the Board of Trustees of Galaxy approved Agreements and Plans of Reorganization between Galaxy and each of Liberty-Stein Roe Funds Investment Trust and Liberty Funds Trust III (collectively, the "Liberty Funds"), two investment companies that are advised by affiliates of Fleet Investment Advisors Inc., Galaxy's investment adviser. The Agreements and Plans of Reorganization, which provide for the reorganization of the Funds into corresponding portfolios of the Liberty Funds, will also be submitted to a vote of the shareholders of the Funds at a meeting to be held on or about October 18, 2002. If the Agreements and Plans of Reorganization are approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Funds will be transferred to similar portfolios of the Liberty Funds and the shareholders of the Funds will become shareholders of the Liberty Funds. Pursuant to the Agreements and Plans of Reorganization, if approved, each Fund would reorganize into the corresponding Liberty Funds portfolio indicated below:

GALAXY FUND                                   CORRESPONDING LIBERTY FUND
Galaxy Asset Allocation Fund*                 Liberty Asset Allocation Fund
Galaxy Growth and Income Fund*                Liberty Growth & Income Fund II
Galaxy Equity Growth Fund*                    Liberty Equity Growth Fund
Galaxy International Equity Fund*             Liberty International Equity Fund
Galaxy Small Cap Value Fund*                  Liberty Small Cap Value Fund II
Galaxy High Quality Bond Fund*+               Liberty Quality Plus Bond Fund

* The investment policies of the Galaxy Fund are expected to continue following the proposed reorganization.

+ The Galaxy High Quality Bond Fund intends to change its name to Galaxy Quality Plus Bond Fund prior to the reorganization.

A combined proxy statement and prospectus or proxy statement with respect to the proposed reorganization will be mailed to shareholders in advance of the meeting. If the Agreements and Plans of Reorganization are approved by shareholders, it is expected that the reorganization will occur in November 2002.

    It is expected that certain of the Funds will sell a portion of their portfolio securities prior to their reorganization with the Liberty Funds and will distribute all of their realized capital gains to shareholders. These distributions will be taxable to shareholders, although some or all of the distributions may, in effect, be a return of capital for new investors. Investors should contact their tax advisers before investing.

    In connection with the proposed reorganization of the Funds, the Board of Trustees of Galaxy has suspended the sale of each Fund's shares to new investors effective as of the close of business on July 26, 2002. Existing shareholders of the Funds as of such date may continue to purchase shares of the Funds until the reorganization.

                                THE GALAXY FUND
                                   ("GALAXY")

                          GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                         GALAXY HIGH QUALITY BOND FUND
                           GALAXY CORPORATE BOND FUND
                                 (THE "FUNDS")

               TRUST SHARES, RETAIL A SHARES AND RETAIL B SHARES

                         SUPPLEMENT DATED JULY 3, 2002
                  TO THE PROSPECTUSES DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUSES.

    On June 17, 2002, the Board of Trustees of Galaxy approved Agreements and Plans of Reorganization between Galaxy and each of Liberty Funds Trust III and Columbia Short Term Bond Fund, Inc. (collectively, the "Liberty/Columbia Funds"), two investment companies that are advised by affiliates of Fleet Investment Advisors Inc., Galaxy's investment adviser. The Agreements and Plans of Reorganization, which provide for the reorganization of the Funds into corresponding portfolios of the Liberty/Columbia Funds, are subject to approval, with respect to the Agreement and Plan of Reorganization with Columbia Short Term Bond Fund, Inc., by the Board of Directors of Columbia Short Term Bond Fund, Inc. and will also be submitted to a vote of the shareholders of the Funds at a meeting to be held on or about October 18, 2002. If the Agreements and Plans of Reorganization are approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Funds will be transferred to similar portfolios of the Liberty/Columbia Funds and the shareholders of the Funds will become shareholders of the Liberty/Columbia Funds. Pursuant to the Agreements and Plans of Reorganization, if approved, each Fund would reorganize into the corresponding Liberty/Columbia Funds portfolio indicated below:

GALAXY FUND                                   CORRESPONDING LIBERTY/COLUMBIA FUND
Galaxy Short-Term Bond Fund                   Columbia Short Term Bond Fund
Galaxy Intermediate Government Income         Liberty Intermediate Government Income
Fund*                                         Fund
Galaxy High Quality Bond Fund*+               Liberty Quality Plus Bond Fund
Galaxy Corporate Bond Fund*                   Liberty Corporate Bond Fund

* The investment policies of the Galaxy Fund are expected to continue following the proposed reorganization.

+  The Galaxy High Quality Bond Fund intends to change its name to Galaxy
    Quality Plus Bond Fund prior to the reorganization.

A combined proxy statement and prospectus or proxy statement with respect to the proposed reorganization will be mailed to shareholders in advance of the meeting. If the Agreements and Plans of Reorganization are approved by shareholders, it is expected that the reorganization will occur in November 2002.

    It is expected that certain of the Funds will sell a portion of their portfolio securities prior to their reorganization with the Liberty/Columbia Funds and will distribute all of their realized capital gains to shareholders. These distributions will be taxable to shareholders, although some or all of the distributions may, in effect, be a return of capital for new investors. Investors should contact their tax advisers before investing.

    In connection with the proposed reorganization of the Funds, the Board of Trustees of Galaxy has suspended the sale of each Fund's shares to new investors effective as of the close of business on July 26, 2002. Existing shareholders of the Funds as of such date may continue to purchase shares of the Funds until the reorganization.

                                THE GALAXY FUND
                                   ("GALAXY")

                          GALAXY TAX-EXEMPT BOND FUND
                     GALAXY NEW JERSEY MUNICIPAL BOND FUND
                      GALAXY NEW YORK MUNICIPAL BOND FUND
                     GALAXY CONNECTICUT MUNICIPAL BOND FUND
                    GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
                    GALAXY RHODE ISLAND MUNICIPAL BOND FUND
                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                       GALAXY FLORIDA MUNICIPAL BOND FUND
                    GALAXY PENNSYLVANIA MUNICIPAL BOND FUND
                                 (THE "FUNDS")

               TRUST SHARES, RETAIL A SHARES AND RETAIL B SHARES

                         SUPPLEMENT DATED JULY 3, 2002
                  TO THE PROSPECTUSES DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUSES.

    On June 17, 2002, the Board of Trustees of Galaxy approved Agreements and Plans of Reorganization between Galaxy and Liberty Funds Trust V (the "Liberty Funds"), an investment company that is advised by an affiliate of Fleet Investment Advisors Inc., Galaxy's investment adviser. The Agreements and Plans of Reorganization, which provide for the reorganization of the Funds into corresponding portfolios of the Liberty Funds, will also be submitted to a vote of the shareholders of the Funds at a meeting to be held on or about
October 18, 2002. If the Agreements and Plans of Reorganization are approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Funds will be transferred to similar portfolios of the Liberty Funds and the shareholders of the Funds will become shareholders of the Liberty Funds. Pursuant to the Agreements and Plans of Reorganization, if approved, each Fund would reorganize into the corresponding Liberty Funds portfolio indicated below:

GALAXY FUND                                 CORRESPONDING LIBERTY FUND
Galaxy Tax-Exempt Bond Fund                 Liberty Intermediate Tax-Exempt Bond Fund
Galaxy New Jersey Municipal Bond Fund*      Liberty New Jersey Municipal Bond Fund
Galaxy New York Municipal Bond Fund*        Liberty New York Municipal Bond Fund
Galaxy Connecticut Municipal Bond Fund      Liberty Connecticut Intermediate Municipal
                                            Bond Fund
Galaxy Massachusetts Municipal Bond Fund    Liberty Massachusetts Intermediate
                                            Municipal Bond Fund
Galaxy Rhode Island Municipal Bond Fund*    Liberty Rhode Island Municipal Bond Fund
Galaxy Intermediate Tax-Exempt Bond Fund*   Liberty Intermediate Tax-Exempt Bond Fund
Galaxy Connecticut Intermediate Municipal   Liberty Connecticut Intermediate Municipal
Bond Fund*                                  Bond Fund
Galaxy Massachusetts Intermediate           Liberty Massachusetts Intermediate
Municipal Bond Fund*                        Municipal Bond Fund
Galaxy Florida Municipal Bond Fund*         Liberty Florida Municipal Bond Fund
Galaxy Pennsylvania Municipal Bond Fund*    Liberty Pennsylvania Municipal Bond Fund

* The investment policies of the Galaxy Fund are expected to continue following the proposed reorganization.

    A combined proxy statement and prospectus or proxy statement with respect to the proposed reorganization will be mailed to shareholders in advance of the meeting. If the Agreements and Plans of Reorganization are approved by shareholders, it is expected that the reorganization will occur in November 2002.

    It is expected that certain of the Funds will sell a portion of their portfolio securities prior to their reorganization with the Liberty Funds and will distribute all of their realized capital gains to shareholders. These distributions will be taxable to shareholders, although some or all of the distributions may, in effect, be a return of capital for new investors. Investors should contact their tax advisers before investing.

    In connection with the proposed reorganization of the Funds, the Board of Trustees of Galaxy has suspended the sale of each Fund's shares to new investors effective as of the close of business on July 26, 2002. Existing shareholders of the Funds as of such date may continue to purchase shares of the Funds until the reorganization.

                                       2